Leases (Details) - Schedule of Carrying Amounts of Right-to-Use Assets - Office lease [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases (Details) - Schedule of Carrying Amounts of Right-to-Use Assets [Line Items]
Balance at beginning	$ 467	$ 619
Depreciation on right-to-use assets	(151)	(152)
Balance at ending	$ 316	$ 467